Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities
Schedule of accrued liabilities	Accrued liabilities consisted of the following (in thousands):

	2018	2017
Accrued payroll	$924	$928
Accrued interest	6,304	9,953
Accrued expenses	4,542	4,345
Total	$11,770	$15,226